Olivia P. Adler

Attorney at Law

4625 Charleston Terrace, NW

Washington, DC 20007

November 30, 2016

Securities and Exchange Commission Office of Filings and Information Services Washington, DC 20549

Re:	Steward Funds, Inc. ("Registrant") - File Nos. 2-28174; 811-01597

Dear Sirs:

Enclosed for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("Securities Act") is Post-Effective Amendment No. 104 to Registrant's Registration Statement on Form N-1A (“Filing”). The sole purpose of this filing is to reflect the reorganization of Steward Small-Mid Cap Enhanced Index Fund (“Fund”) as a series of Registrant. Disclosure for the Fund, has for many years, been included in Registrant’s prospectus, Statement of Additional Information and shareholder reports, although the Fund, for purely historical reasons, has been a series of Capstone Series Fund, Inc., File Nos. 2-83397; 811-01436 (“Registrant 2”). (Registrant 2 is another Maryland corporation whose charter and bylaws are substantially similar to those of Registrant.) Thus, identical disclosure documents (with the exception of corporate documents included in Part C) have typically been filed for both Registrant and Registrant 2. Following this reorganization, such duplicate filings will no longer be necessary. Thus, the reorganization is merely a simplification of organizational structure and results in no material changes in the disclosures for the Fund, including its investment objective and policies, service agreements, and fees. Revised agreements and certain other exhibits, which will merely reflect the organizational change, will be filed by amendment. Certain additional information – primarily numerical – may also be updated by amendment. Following the effective date of this amendment, it is anticipated that a Form 8-F will be filed to deregister Registrant 2.

Request for Expedited Treatment

We are aware that post-effective amendments that add a new series are subject to Rule 485(a)(2), which provides for automatic effectiveness after 75 days. However, because disclosure for the “new series” added by this Filing has been reviewed previously by the staff of the Securities and Exchange Commission as part of Registrant’s disclosure documents and does not involve a “new series” with entirely new disclosure, we respectfully request that this Filing be treated as if filed pursuant to Rule 485(a)(1) because it contains merely the types of changes that would normally be included in a filing pursuant to Rule 485(a)(1), which provides for 60-day automatic effectiveness.

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David J. Harris at 202-261-3385.

Sincerely,

/s/_Olivia P. Adler__

Olivia P. Adler